Derivative Financial Instruments and Hedge Accounting - Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	£ 54	£ 68
Gross derivative liabilities	(39)	(59)
Net derivative assets/ liabilities	15	9
Asset position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross Derivative assets	52	67
Gross derivative liabilities	(34)	(44)
Net derivative assets/ liabilities	18	23
Counterparties in a liability position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	2	1
Gross derivative liabilities	(5)	(15)
Net derivative assets/ liabilities	£ (3)	£ (14)